CONSOLIDATED STATEMENTS OF OPERATIONS $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
Premiums
Gross	$ 26,190	$ 22,680
Less: Ceded	2,452	2,392
Net premiums	23,738	20,288
Net investment income (loss):
Interest and other investment income	5,407	5,855
Fair value and foreign currency changes on assets and liabilities	6,860	7,118
Net gains (losses) on available-for-sale assets	451	167
Net investment income (loss)	12,718	13,140
Fee income	6,881	6,251
Total revenue	43,337	39,679
Benefits and expenses
Gross claims and benefits paid	18,307	17,421
Increase (decrease) in insurance contract liabilities	14,860	11,367
Decrease (increase) in reinsurance assets	204	(28)
Increase (decrease) in investment contract liabilities	61	65
Reinsurance expenses (recoveries)	(2,353)	(2,131)
Commissions	2,612	2,417
Net transfer to (from) segregated funds	(1,825)	(437)
Operating expenses	7,401	7,033
Premium taxes	428	406
Interest expense	355	333
Total benefits and expenses	40,050	36,446
Income (loss) before income taxes	3,287	3,233
Less: Income tax expense (benefit)	495	286
Total net income (loss)	2,792	2,947
Less: Net income (loss) attributable to participating policyholders	283	230
Net income (loss) attributable to non-controlling interests	11	4
Shareholders’ net income (loss)	2,498	2,713
Less: Preferred shareholders’ dividends	94	95
Common shareholders’ net income (loss)	$ 2,404	$ 2,618
Average exchange rates during the reporting periods (in USD per share)	1.34	1.33
Earnings (loss) per share
Basic earnings (loss) per share (in CAD per share) | $ / shares	$ 4.11	$ 4.42
Diluted earnings (loss) per share (in CAD per share) | $ / shares	4.10	4.40
Dividends per common share (in CAD per share) | $ / shares	$ 2.200	$ 2.100